Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.84%
GNMA±±	4.58%	8-20-2070	$1,702,600	$1,661,027
GNMA Series 2023-H13 Class BA±±	4.64	5-20-2073	1,709,283	1,677,769
Total agency securities (Cost $3,479,496)				3,338,796
Asset-backed securities: 26.53%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A2A	4.20	12-18-2025	148,576	147,974
BMW Vehicle Lease Trust Series 2022-1 Class A3	1.10	3-25-2025	709,219	703,820
BMW Vehicle Lease Trust Series 2023-1 Class A3	5.16	11-25-2025	885,000	881,359
BMW Vehicle Lease Trust Series 2023-1 Class A2	5.27	2-25-2025	923,181	922,079
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20	5-15-2026	4,025,690	4,012,214
CARDS II Trust Series 2021-1A Class A144A	0.60	4-15-2027	2,000,000	1,961,428
CarMax Auto Owner Trust Series 2020-4 Class A3	0.50	8-15-2025	456,572	450,639
CarMax Auto Owner Trust Series 2021-4 Class A3	0.56	9-15-2026	1,864,881	1,793,425
Carvana Auto Receivables Trust Series 2022-P3 Class A2	4.42	12-10-2025	417,826	416,563
CCG Receivables Trust Series 2020-1 Class A2144A	0.54	12-14-2027	52,859	52,713
Chase Auto Owner Trust Series 2022-AA Class A2144A	3.86	10-27-2025	353,479	352,061
Chase Auto Owner Trust Series 2023-AA Class A2144A	5.90	3-25-2027	750,000	751,677
Chesapeake Funding II LLC Series 2020-1A Class A1144A	0.87	8-15-2032	204,310	202,529
Daimler Trucks Retail Trust Series 2022-1 Class A2	5.07	9-16-2024	760,305	759,006
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A1 (U.S. SOFR 1 Month+0.44%)144A±	5.77	12-11-2034	421,721	421,178
Evergreen Credit Card Trust Series 2021-1 Class A144A	0.90	10-15-2026	1,000,000	957,911
Evergreen Credit Card Trust Series 2022-CRT1 Class B144A	5.61	7-15-2026	2,000,000	1,986,816
Evergreen Credit Card Trust Series 2022-CRT2 Class B144A	6.56	11-15-2026	1,000,000	999,587
Ford Credit Auto Owner Trust Series 2022-B Class A2A	3.44	2-15-2025	207,659	207,237
Ford Credit Auto Owner Trust Series 2022-C Class A2A	4.52	4-15-2025	216,949	216,521
GM Financial Automobile Leasing Trust Series 2022-3 Class A4	4.11	8-20-2026	2,000,000	1,970,153
GM Financial Automobile Leasing Trust Series 2023-1 Class A2A	5.27	6-20-2025	864,443	862,432
Honda Auto Receivables Owner Trust Series 2021-3 Class A3	0.41	11-18-2025	1,453,295	1,411,464
Honda Auto Receivables Owner Trust Series 2021-4 Class A4	1.14	6-21-2028	1,530,000	1,436,097
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22	10-21-2025	1,294,182	1,290,844
Hyundai Auto Lease Securitization Trust Series 2022-A Class A3144A	1.16	1-15-2025	1,575,826	1,563,039
Hyundai Auto Receivables Trust Series 2023-A Class A2A	5.19	12-15-2025	750,811	748,908
John Deere Owner Trust Series 2022-B Class A2	3.73	6-16-2025	331,145	329,728
John Deere Owner Trust Series 2022-C Class A2	4.98	8-15-2025	774,956	772,735
Mercedes-Benz Auto Lease Trust Series 2023-A Class A2	5.24	11-17-2025	2,150,000	2,143,409
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A2	5.26	10-15-2025	713,238	712,268
Nissan Auto Lease Trust Series 2022-A Class A3	3.81	5-15-2025	916,953	911,738
Nissan Auto Receivables Owner Trust Series 2023-A Class A2A	5.34	2-17-2026	2,115,000	2,111,497
Porsche Financial Auto Securitization Trust Series 2023-1A Class A2144A	5.42	12-22-2026	2,417,727	2,413,278
Porsche Financial Auto Securitization Trust Series 2023-2A Class A2A144A	5.88	11-23-2026	850,000	852,481
SBNA Auto Lease Trust Series 2023-A Class A2144A	6.27	4-20-2026	1,000,000	1,003,443
SoFi Consumer Loan Program Trust Series 2021-1 Class A144A	0.49	9-25-2030	31,615	31,498
Tesla Auto Lease Trust Series 2023-A Class A3144A	5.89	6-22-2026	2,225,000	2,221,956
Toyota Auto Receivables Owner Trust Series 2023-A Class A2	5.05	1-15-2026	2,159,269	2,153,640
Toyota Lease Owner Trust Series 2023-A Class A2144A	5.30	8-20-2025	898,801	896,283
See accompanying notes to portfolio of investments
Allspring Conservative Income Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Venture XXV CLO Ltd. Series 2016-25A Class ARR (U.S. SOFR 3 Month+1.28%)144A±	6.70%	4-20-2029	$620,011	$617,865
World Omni Auto Receivables Trust 2022-D Series 2022-D Class A3	5.61	2-15-2028	2,500,000	2,505,304
World Omni Automobile Lease Securitization Trust Series 2023-A Class A2A	5.47	11-17-2025	891,188	889,638
Total asset-backed securities (Cost $48,184,665)				48,046,435
Corporate bonds and notes: 41.96%
Basic materials: 2.44%
Forest products & paper: 1.48%
Georgia-Pacific LLC144A	0.63	5-15-2024	2,750,000	2,686,354
Mining: 0.96%
Glencore Funding LLC144A	4.13	3-12-2024	1,750,000	1,741,353
Consumer, cyclical: 7.96%
Auto manufacturers: 7.96%
American Honda Finance Corp. Series A	4.60	4-17-2025	3,000,000	2,971,812
BMW U.S. Capital LLC144A	5.30	8-11-2025	2,200,000	2,205,369
Daimler Truck Finance North America LLC144A	5.20	1-17-2025	1,500,000	1,492,686
Hyundai Capital America144A	5.80	6-26-2025	1,000,000	999,709
Hyundai Capital America144A	6.25	11-3-2025	650,000	654,435
Mercedes-Benz Finance North America LLC144A	0.75	3-1-2024	3,000,000	2,964,353
Toyota Motor Credit Corp. (U.S. SOFR+0.33%)±	5.68	1-11-2024	3,121,000	3,121,040
				14,409,404
Consumer, non-cyclical: 3.44%
Agriculture: 2.45%
BAT Capital Corp.	2.79	9-6-2024	2,000,000	1,953,700
Philip Morris International, Inc.	5.13	11-15-2024	2,500,000	2,489,806
				4,443,506
Beverages: 0.99%
Keurig Dr Pepper, Inc.	0.75	3-15-2024	1,821,000	1,794,844
Energy: 0.55%
Oil & gas services: 0.55%
Schlumberger Holdings Corp.144A	3.75	5-1-2024	1,000,000	990,945
Financial: 24.50%
Banks: 15.55%
Bank of America NA	5.65	8-18-2025	3,650,000	3,667,597
Bank of New York Mellon (The) (U.S. SOFR+0.80%)±	5.22	11-21-2025	2,000,000	1,992,042
Bank of New York Mellon Corp.	3.25	9-11-2024	1,500,000	1,470,264
Citibank NA	5.86	9-29-2025	3,350,000	3,379,744
Fifth Third Bancorp	4.30	1-16-2024	2,000,000	1,994,175
Goldman Sachs Group, Inc.	3.63	2-20-2024	1,000,000	995,024
JPMorgan Chase & Co. (U.S. SOFR+0.98%)±	3.85	6-14-2025	3,448,000	3,410,919
Morgan Stanley Bank NA	5.48	7-16-2025	3,500,000	3,507,733
See accompanying notes to portfolio of investments
2 | Allspring Conservative Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
State Street Corp. (U.S. SOFR 3 Month+1.03%)±	3.78%	12-3-2024	$1,500,000	$1,500,000
Truist Financial Corp.	3.75	12-6-2023	1,000,000	999,867
U.S. Bancorp	3.70	1-30-2024	2,000,000	1,991,497
Wells Fargo & Co.	3.75	1-24-2024	2,000,000	1,994,127
Wells Fargo Bank NA	5.55	8-1-2025	1,250,000	1,253,765
				28,156,754
Insurance: 7.22%
Athene Global Funding144A	0.95	1-8-2024	1,000,000	994,822
Athene Global Funding (U.S. SOFR+0.70%)144A±	6.05	5-24-2024	2,500,000	2,494,827
Brighthouse Financial Global Funding144A	1.20	12-15-2023	2,000,000	1,997,056
Brighthouse Financial Global Funding (U.S. SOFR+0.76%)144A±	6.11	4-12-2024	1,200,000	1,196,628
GA Global Funding Trust (U.S. SOFR+1.36%)144A±	6.71	4-11-2025	2,000,000	1,985,957
New York Life Global Funding144A	3.60	8-5-2025	1,800,000	1,755,089
Principal Life Global Funding II144A	0.50	1-8-2024	2,000,000	1,989,642
Principal Life Global Funding II (U.S. SOFR+0.38%)144A±	5.73	8-23-2024	670,000	668,519
				13,082,540
REITS: 1.73%
Public Storage (U.S. SOFR+0.47%)±	5.82	4-23-2024	1,195,000	1,194,556
Simon Property Group LP	2.00	9-13-2024	2,000,000	1,942,630
				3,137,186
Industrial: 0.88%
Trucking & leasing: 0.88%
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	3.90	2-1-2024	1,593,000	1,586,499
Technology: 1.24%
Computers: 1.24%
Hewlett Packard Enterprise Co.	5.90	10-1-2024	2,250,000	2,249,621
Utilities: 0.95%
Electric: 0.95%
CenterPoint Energy, Inc. (U.S. SOFR+0.65%)±	6.00	5-13-2024	1,445,000	1,444,424
National Rural Utilities Cooperative Finance Corp.	0.35	2-8-2024	30,000	29,709
NextEra Energy Capital Holdings, Inc.	6.05	3-1-2025	250,000	250,900
				1,725,033
Total corporate bonds and notes (Cost $75,945,192)				76,004,039
Yankee corporate bonds and notes: 21.60%
Financial: 21.60%
Banks: 20.56%
Bank of Montreal	1.85	5-1-2025	3,000,000	2,848,588
Bank of Nova Scotia	0.65	7-31-2024	2,736,000	2,647,000
Banque Federative du Credit Mutuel SA144A	2.38	11-21-2024	3,000,000	2,906,058
Canadian Imperial Bank of Commerce	1.00	10-18-2024	2,000,000	1,921,308
Commonwealth Bank of Australia	5.08	1-10-2025	2,000,000	1,996,388
Cooperatieve Rabobank UA	0.38	1-12-2024	1,000,000	993,855
See accompanying notes to portfolio of investments
Allspring Conservative Income Fund | 3

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Cooperatieve Rabobank UA (U.S. SOFR+0.30%)±	5.65%	1-12-2024	$2,000,000	$1,999,942
Federation des Caisses Desjardins du Quebec (U.S. SOFR+0.43%)144A±	5.78	5-21-2024	2,050,000	2,048,035
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.55%)±	5.06	9-12-2025	2,750,000	2,731,344
NatWest Markets PLC (U.S. SOFR+0.53%)144A±	5.88	8-12-2024	1,250,000	1,247,234
Nordea Bank Abp144A	0.63	5-24-2024	1,000,000	976,143
Royal Bank of Canada	5.66	10-25-2024	2,000,000	2,001,120
Skandinaviska Enskilda Banken AB144A	0.65	9-9-2024	3,000,000	2,884,494
Sumitomo Mitsui Trust Bank Ltd. (U.S. SOFR+0.44%)144A±	5.79	9-16-2024	1,200,000	1,198,788
Toronto-Dominion Bank	3.25	3-11-2024	665,000	660,765
Toronto-Dominion Bank	4.29	9-13-2024	2,500,000	2,474,490
UBS AG	5.80	9-11-2025	1,500,000	1,505,359
UBS AG (U.S. SOFR+0.45%)144A±	5.80	8-9-2024	1,500,000	1,498,153
Westpac Banking Corp.	5.51	11-17-2025	700,000	704,021
Westpac Banking Corp. (U.S. SOFR+0.30%)±	5.65	11-18-2024	2,000,000	1,995,028
				37,238,113
Savings & loans: 1.04%
Nationwide Building Society144A	1.00	8-28-2025	1,000,000	922,570
Nationwide Building Society144A	3.90	7-21-2025	1,000,000	971,354
				1,893,924
Total yankee corporate bonds and notes (Cost $39,086,514)				39,132,037

Short-term investments: 10.11%
Commercial paper: 6.03%
Anglesea Funding LLC	5.79	2-1-2024	3,000,000	2,971,340
Avangrid, Inc.	5.51	12-1-2023	3,000,000	2,999,548
Mountcliff Funding LLC	5.54	1-26-2024	5,000,000	4,956,727
				10,927,615

	Yield	Shares
Investment companies: 0.56%
Allspring Government Money Market Fund Select Class♠∞	5.29	1,007,033	1,007,033

				Principal
U.S. Treasury securities: 3.52%
U.S. Treasury Bills☼		5.44	4-18-2024	$3,000,000	2,939,935
U.S. Treasury Bills☼		5.45	4-11-2024	3,500,000	3,433,147
					6,373,082
Total short-term investments (Cost $18,305,701)					18,307,730
Total investments in securities (Cost $185,001,568)	102.04%				184,829,037
Other assets and liabilities, net	(2.04)				(3,695,344)
Total net assets	100.00%				$181,133,693

See accompanying notes to portfolio of investments
4 | Allspring Conservative Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$666,357	$41,502,962	$(41,162,286)	$0	$0	$1,007,033	1,007,033	$17,491
See accompanying notes to portfolio of investments
Allspring Conservative Income Fund | 5

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”) [note:  include full name if first occurrence], which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,338,796	$0	$3,338,796
Asset-backed securities	0	48,046,435	0	48,046,435
Corporate bonds and notes	0	76,004,039	0	76,004,039
Yankee corporate bonds and notes	0	39,132,037	0	39,132,037
Short-term investments
Commercial paper	0	10,927,615	0	10,927,615
Investment companies	1,007,033	0	0	1,007,033
U.S. Treasury securities	6,373,082	0	0	6,373,082
Total assets	$7,380,115	$177,448,922	$0	$184,829,037
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Conservative Income Fund